ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

6. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
New home transaction services	3,750,996	5,863,587
Existing home transaction services	483,901	546,658
Home renovation and furnishing	99,935	265,355
Home rental services	89,806	52,135
Emerging and other services	158,997	86,681
Accounts receivable	4,583,635	6,814,416
Allowance for credit losses	(1,566,129)	(1,517,099)
Accounts receivable, net	3,017,506	5,297,317

RMB5.9 billion of the Group’s gross accounts receivable was from new home transaction services with RMB1.3 billion allowance for credit losses was recorded as of December 31, 2024.

The contract assets are mainly related to the Group’s home renovation business. The Group’s timing of revenue recognition may differ from the timing of invoicing to customers. The Group’s contract assets represent the amount of contract revenue recognized but not yet billed pursuant to contract terms.

Contract assets, net consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Contract assets – gross	273,661	319,736
Allowance for credit losses	(114,998)	(119,064)
Contract assets, net	158,663	200,672

6. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (CONTINUED)

The movements in the allowance for credit losses of accounts receivable were as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(2,151,271)	(1,951,419)	(1,566,129)
Reversal/(Additions)	76,184	(174,237)	(108,963)
Write‑offs	123,668	559,527	157,993
Balance at the end of the year	(1,951,419)	(1,566,129)	(1,517,099)

The Group usually allows a credit period within 90 days to its customers. Ageing analysis of accounts receivable based on the date of delivery of service to customers is as follows:

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
– Up to 3 months	2,056,388	4,315,046
– 3 months to 1 year	617,635	649,209
– Over 1 year	1,909,612	1,850,161
Accounts receivable	4,583,635	6,814,416
Less: allowance for credit losses	(1,566,129)	(1,517,099)
Accounts receivable, net	3,017,506	5,297,317